New York Life Insurance Company
51 Madison Avenue
New York, NY 10010
Tel: (212) 576-4498
E-Mail: Erica_E_Carrig@newyorklife.com www.newyorklife.com

Erica E. Carrig
Associate General Counsel

VIA EDGAR

May 4, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – IV

File Nos. 333-156019 and 811-21397

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the forms of the Prospectuses and the Statements of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 12, 2021 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 12, 2021.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-4498.

Very truly yours,

/s/ Erica E. Carrig
Erica E. Carrig
Associate General Counsel